Consolidated Statements of Changes in Members' Capital - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Balance	$ 1,994	$ 2,080
Cumulative effect of CECL adoption as of January 1, 2023		(178)
Net income attributable to Common A equity	1,035	1,991
Contributions from Series C equity	1,200	1,460
Distributions to Class A equity	(906)	(1,286)
Distributions to Series B preferred equity		(1,900)
Repurchase of Common A equity units		(180)
Issuance of Common A equity units	20	7
Net income attributable to Series C equity	702
Conversion of Series C equity	4,773
Distributions to Series C equity	(245)
Balance	8,573	1,994
Preferred Stock [Member] | Preferred Class B [Member]
Balance		1,900
Cumulative effect of CECL adoption as of January 1, 2023
Net income attributable to Common A equity
Contributions from Series C equity
Distributions to Class A equity
Distributions to Series B preferred equity		(1,900)
Repurchase of Common A equity units
Issuance of Common A equity units
Net income attributable to Series C equity
Conversion of Series C equity
Distributions to Series C equity
Balance
Preferred Stock [Member] | Preferred Class C [Member]
Balance
Cumulative effect of CECL adoption as of January 1, 2023
Net income attributable to Common A equity
Contributions from Series C equity	1,200
Distributions to Class A equity
Distributions to Series B preferred equity
Repurchase of Common A equity units
Issuance of Common A equity units
Net income attributable to Series C equity	702
Conversion of Series C equity	4,773
Distributions to Series C equity	(245)
Balance	6,430
Common Stock [Member] | Common Class A [Member]
Balance	1,994	180
Cumulative effect of CECL adoption as of January 1, 2023		(178)
Net income attributable to Common A equity	1,035	1,991
Contributions from Series C equity		1,460
Distributions to Class A equity	(906)	(1,286)
Distributions to Series B preferred equity
Repurchase of Common A equity units		(180)
Issuance of Common A equity units	20	7
Net income attributable to Series C equity
Conversion of Series C equity
Distributions to Series C equity
Balance	$ 2,143	$ 1,994